Financial Instruments - Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	¥ 3,505,329	$ 503,509	¥ 3,728,633
Liabilities	1,071,559	153,920	1,189,993
Hong Kong Dollar ("HK$") [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	22	3	20
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	25,537	3,668	36,013
Liabilities	¥ 10,557	$ 1,516	¥ 9,911